CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
Cost of revenues	(1,923,866)	(270,971)	(2,495,638)	(4,105,767)
Gross profit	569,520	80,215	737,093	1,198,068
Operating expenses:
Research and development expenses	(222,911)	(31,396)	(299,950)	(311,786)
Selling and marketing expenses	(401,766)	(56,588)	(614,887)	(751,011)
General and administrative expenses	(81,508)	(11,480)	(121,702)	(97,730)
Total operating expenses	(706,185)	(99,464)	(1,036,539)	(1,160,527)
Other income, net	17,510	2,466	22,135	27,128
Income (loss) from operations	(119,155)	(16,783)	(277,311)	64,669
Interest income and investment income, net	29,893	4,210	10,368	28,589
Other non-operating income	1,664	234	2,487	1,372
Income (loss) before income tax expenses	(87,598)	(12,339)	(264,456)	94,630
Income tax expenses	(1,735)	(244)	(18,174)	(5,739)
Net income (loss)	(89,333)	(12,583)	(282,630)	88,891
Less: Net income (loss) attributable to the non-controlling interest shareholders	(4,659)	(656)	(7,115)	286
Net income (loss) attributable to ordinary shareholders of the Company	(84,674)	(11,927)	(275,515)	88,605
Net income (loss) attributable to the Company	(84,674)	(11,927)	(275,515)	88,605
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	10,007	1,409	48,785	(13,736)
Total comprehensive income (loss) attributable to the Company	¥ (74,667)	$ (10,518)	¥ (226,730)	¥ 74,869
Net income (loss) per share attributable to ordinary shareholders of the Company:
-Basic | (per share)	¥ (0.41)	$ (0.06)	¥ (1.32)	¥ 0.42
-Diluted | (per share)	¥ (0.41)	$ (0.06)	¥ (1.32)	¥ 0.40
Weighted average number of ordinary shares used in calculating net income per share
-Basic	206,360,586	206,360,586	208,341,011	209,551,821
-Diluted	206,360,586	206,360,586	208,341,011	220,735,997
Third parties
Net revenues:
Total net revenues	¥ 1,176,072	$ 165,646	¥ 1,829,377	¥ 3,008,266
Related party
Net revenues:
Total net revenues	1,317,314	$ 185,540	1,403,354	2,295,569
Operating expenses:
Selling and marketing expenses | ¥	¥ (35,146)		¥ (41,584)	¥ (106,929)